Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The Company and its subsidiary file income tax returns in the U.S. federal and state of Illinois jurisdictions. During the years ended December 31, 2013 and 2012, the Company did not recognize expense for interest or penalties.

The provision for income taxes includes these components:

	2013	2012

Taxes currently payable
Federal	$813,409	$1,037,608
State	406,770	466,765
Deferred income taxes	(31,880)	(166,886)

Income tax expense	$1,188,299	$1,337,487

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2013	2012

Computed at the statutory rate (34%)	$1,496,661	$1,667,534
Increase (decrease) resulting from
Tax exempt interest	(509,850)	(546,910)
State income taxes, net	264,287	286,869
Increase in cash surrender value	(66,246)	(68,838)
Other	3,447	(1,168)

Actual tax expense	$1,188,299	$1,337,487

Tax expense as a percentage of pre-tax income	26.99%	27.27%

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2013	2012
Deferred tax assets
Allowance for loan losses	$1,241,702	$1,214,733
Deferred compensation	1,610,547	1,492,971
State net operating loss carryforward	186,497	196,811
Unrealized losses on available-for-sale securities	714,497	—
Other	840	4,555
	3,754,083	2,909,070

Deferred tax liabilities
Unrealized gains on available-for-sale securities	—	(1,492,185)
Depreciation	(536,706)	(452,711)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(90,794)	(79,834)
Mortgage servicing rights	(271,249)	(267,568)
	(1,050,973)	(2,444,522)

Net deferred tax asset	$2,703,110	$464,548

At December 31, 2013 and 2012, the Company had Illinois net operating loss carryforwards totaling approximately $3,870,846 and $4,084,922, respectively, which will expire in varying amounts between 2018 and 2022. Recent Illinois legislation has limited the use of these loss carryovers for tax years 2011 through 2013 and the expiration dates were extended by three years. Management believes the Company will produce taxable earnings in the future which will enable the net operating loss carryforwards to be utilized prior to expiration.

Retained earnings at December 31, 2013 and 2012, include approximately $2,600,000, for which no deferred federal income tax liability has been recognized. These amounts represent an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then-current corporate income tax rate. The deferred income tax liabilities on the preceding amounts that would have been recorded if they were expected to reverse into taxable income in the foreseeable future were approximately $1,000,000 at December 31, 2013 and 2012.